UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.3%
Citibank N.A.:
0.23%, 11/07/14	$8,000	$8,000,000
0.24%, 11/21/14	10,000	10,000,000
State Street Bank & Trust Co., 0.20%, 9/08/14	5,500	5,500,000
Wells Fargo Bank N.A.:
0.21%, 11/07/14	10,000	10,000,000
0.22%, 11/26/14 (a)	15,000	15,000,000
0.27%, 2/12/15 (a)	5,000	5,000,000
0.27%, 2/17/15 (a)	5,250	5,250,000
0.16%, 3/13/15 (a)	7,000	7,000,000

		65,750,000
Euro — 0.9%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	13,000	13,000,000
Yankee — 35.3% (b)
Australia and New Zealand Banking Group Ltd., New York, 0.22%, 2/25/15 (a)	10,000	10,000,000
Bank of Montreal, Chicago:
0.22%, 9/05/14 (a)	10,000	10,000,000
0.23%, 4/09/15 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.22%, 12/01/14 (a)	12,000	12,000,000
0.20%, 1/06/15 (a)	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.25%, 8/27/14	20,000	19,999,842
BNP Paribas S.A., New York, 0.30%, 8/04/14	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York:
0.29%, 12/01/14 (a)	15,500	15,500,000
0.22%, 6/17/15 (a)	7,000	7,000,000
Credit Agricole CIB, New York, 0.25%, 9/04/14	12,000	12,000,000
Credit Industriel Et Commercial, New York:
0.32%, 10/14/14	7,000	7,000,000
0.32%, 11/03/14	5,750	5,750,000
0.32%, 11/17/14	3,000	3,000,000
Credit Suisse, New York:
0.20%, 8/07/14	13,250	13,250,000
0.30%, 11/14/14	15,000	15,000,000
Deutsche Bank A.G., New York, 0.32%, 8/22/14 (a)	11,000	11,000,000
Mizuho Corporate Bank Ltd., New York, 0.20%, 9/03/14	10,000	10,000,000
National Australia Bank Ltd., New York:
0.24%, 8/08/14 (a)	8,000	8,000,097
0.22%, 8/13/14 (a)	5,000	5,000,000
National Bank of Canada, New York:
0.30%, 9/08/14 (a)	6,000	6,000,000
0.26%, 12/19/14	4,900	4,900,000
0.22%, 12/20/14 (a)	11,000	11,000,000
0.25%, 3/24/15 (a)	6,000	6,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Natixis, New York:
0.25%, 7/31/14	$20,000	$20,000,000
0.27%, 9/03/14 (c)	10,000	9,999,812
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	5,000	5,000,000
Norinchukin Bank, New York, 0.10%, 7/02/14	33,000	33,000,000
Rabobank Nederland N.V., New York:
0.27%, 9/16/14 (a)	22,000	22,000,000
0.24%, 11/14/14 (a)	6,500	6,500,000
0.35%, 1/12/15	13,000	13,000,000
0.26%, 2/03/15 (a)	15,000	15,000,000
0.28%, 4/14/15 (a)	5,000	5,000,000
Royal Bank of Canada, New York:
0.29%, 10/10/14 (a)	7,500	7,500,000
0.24%, 10/23/14	7,000	7,000,000
0.27%, 12/05/14 (a)	8,000	8,000,000
0.27%, 1/21/15 (a)	5,000	5,000,000
0.27%, 2/04/15 (a)	10,000	10,000,000
Skandinaviska Enskilda Banken AB, New York:
0.25%, 7/14/14	8,000	8,000,000
0.25%, 10/06/14	8,500	8,500,000
0.25%, 10/20/14	10,000	10,000,000
Societe Generale, New York, 0.33%, 9/03/14 (a)	9,000	9,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 10/14/14	19,000	19,000,276
0.25%, 12/11/14	3,600	3,600,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.22%, 8/04/14	15,000	15,000,000
0.25%, 10/22/14	8,000	7,999,999
Toronto Dominion Bank, New York:
0.22%, 7/24/14 (a)	9,000	9,000,000
0.25%, 8/12/14	11,000	11,000,000
0.24%, 9/04/14	10,000	10,000,000
0.25%, 10/08/14	10,500	10,500,000
UBS A.G., Stamford, 0.22%, 9/05/14 (c)	10,000	10,000,000
Westpac Banking Corp., New York:
0.23%, 8/28/14 (a)	7,000	7,000,000
0.22%, 10/08/14 (a)	10,000	10,000,000

		538,000,026
Total Certificates of Deposit — 40.5%		616,750,026

Commercial Paper
ANZ New Zealand International Ltd., 0.24%, 6/04/15 (a)	8,000	8,000,000
Aspen Funding Corp., 0.34%, 8/29/14 (d)	10,000	9,994,428

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	RB	Revenue Bonds	TECP	Tax Exempt Commercial Paper
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	MB	Municipal Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts	VRDP	Variable Rate Demand Preferred
		MRB	Mortgage Revenue Bonds

BLACKROCK FUNDS	JUNE 30, 2014	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Barclays Bank PLC, US Collateralized Commercial Paper Notes, Series 2011-1, 0.63%, 10/02/14 (a)(e)	$15,000	$15,000,000
Bedford Row Funding Corp.:
0.25%, 11/05/14 (d)	5,000	4,995,590
0.30%, 11/25/14 (d)	7,750	7,740,506
0.25%, 3/12/15 (a)	8,000	8,000,000
BNZ International Funding Ltd., 0.17%, 9/26/14 (d)	10,000	9,996,013
BPCE S.A., 0.25%, 8/01/14 (d)	14,999	14,995,728
Cafco LLC:
0.24%, 8/12/14 (d)	7,000	6,998,040
0.24%, 8/19/14 (d)	8,000	7,997,387
Charta LLC, 0.24%, 12/10/14 (d)	10,000	9,989,200
Collateralized Commercial Paper Co. LLC:
0.28%, 7/02/14 (d)	15,000	14,999,883
0.28%, 8/01/14 (d)	10,000	9,997,589
0.28%, 9/24/14 (d)	10,000	9,993,389
Commonwealth Bank of Australia:
0.23%, 11/20/14 (a)	3,300	3,300,000
0.23%, 3/23/15 (a)(e)	9,500	9,500,000
0.23%, 4/23/15 (a)	15,000	14,999,382
CPPIB Capital, Inc., 0.30%, 2/09/15	7,800	7,785,505
Credit Agricole North America, Inc., 0.25%, 9/12/14 (d)	10,000	9,994,931
Credit Suisse, 0.30%, 11/25/14 (d)	9,000	8,989,159
DnB NOR Bank ASA, 0.22%, 12/05/14 (d)	10,000	9,990,405
Fairway Finance Corp., 0.18%, 8/06/14 (a)	10,000	10,000,000
HSBC Bank PLC:
0.25%, 9/09/14 (a)(e)	9,000	9,000,000
0.25%, 9/11/14 (a)	6,500	6,500,000
0.23%, 10/30/14 (a)	10,000	10,000,000
0.25%, 11/19/14 (a)	6,000	6,000,000
0.22%, 5/08/15 (a)	10,000	10,000,000
ING US Funding LLC, 0.25%, 9/02/14 (d)	17,000	16,992,563
Liberty Street Funding LLC, 0.06%, 7/01/14 (d)	10,000	10,000,000
LMA Americas LLC, 0.16%, 7/07/14 (d)	10,000	9,999,733
Macquarie Bank Ltd., 0.28%, 8/19/14 (d)	5,000	4,998,094
Mont Blanc Capital Corp.:
0.22%, 9/09/14 (d)	7,000	6,997,006
0.22%, 10/17/14 (d)	12,225	12,216,931
National Australia Funding Delaware, Inc.:
0.22%, 3/10/15 (a)(e)	5,000	5,000,000
0.22%, 3/13/15 (a)	5,000	5,000,000
Nederlandse Waterschapsbank N.V.:
0.20%, 8/13/14 (a)	5,000	5,000,000
0.23%, 11/03/14 (a)	10,000	10,000,000
Nieuw Amsterdam Receivables Corp., 0.18%, 8/26/14 (d)	5,000	4,998,600
Nordea Bank AB:
0.24%, 8/12/14 (d)	14,000	13,996,080
0.22%, 8/26/14 (d)	10,000	9,996,656
Old Line Funding LLC:
0.22%, 7/25/14 (d)	10,000	9,998,533
0.23%, 9/15/14 (d)	8,000	7,996,116
Skandinaviska Enskilda Banken AB:
0.30%, 7/02/14 (d)	5,000	4,999,958
0.22%, 10/31/14 (d)	9,000	8,993,290
Societe Generale North America, Inc., 0.04%, 7/03/14 (d)	40,000	39,999,921
Sumitomo Mitsui Banking Corp., New York, 0.21%, 7/02/14 (d)	10,000	9,999,942

Commercial Paper	Par (000)	Value
Union Bank N.A., 0.02%, 7/01/14 (d)	$40,000	$40,000,000
Westpac Banking Corp.:
0.26%, 7/09/14 (a)	11,445	11,445,000
0.22%, 10/30/14 (a)	12,000	12,000,000
0.30%, 1/02/15 (d)	7,750	7,738,052
0.23%, 4/10/15 (a)(e)	5,000	5,000,000
Total Commercial Paper — 34.7%		528,123,610

Corporate Notes — 0.7%
Svenska Handelsbanken AB, 0.28%, 9/15/14 (a)(e)	10,900	10,900,000

Municipal Bonds (c)
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/01/14	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/07/14	17,000	17,000,000
Miami-Dade County IDRB (Miami Stadium Project) Series 2007 VRDN (TD Bank N.A. LOC), 0.12%, 7/07/14	2,500	2,500,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.07%, 7/07/14	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 7/07/14	9,315	9,315,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.06%, 7/07/14	25,650	25,650,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.20%, 7/07/14 (e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.12%, 7/07/14	4,500	4,500,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 7/07/14	14,800	14,800,000
Total Municipal Bonds — 6.6%		100,165,000

Time Deposits
ING Bank N.V., 0.10%, 7/07/14	19,000	19,000,000
Natixis, 0.05%, 7/01/14	20,000	20,000,000
Total Time Deposits — 2.6%		39,000,000

2	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (c)(e)	Par (000)	Value
California — 1.5%
Nuveen California Dividend Advantage Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 7/07/14	$3,000	$3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 7/07/14	10,000	10,000,000
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.13%, 7/07/14	10,000	10,000,000
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank Trust Co. Liquidity Facility), 0.18%, 7/07/14	2,900	2,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 7/07/14	7,600	7,600,000
Total Closed-End Investment Companies — 2.2%		33,500,000

U.S. Government Sponsored Agency Obligations — 0.9%
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15 (a)	14,000	13,997,676

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.08%, 8/21/14	8,000	7,999,150
0.08%, 9/11/14	15,000	14,997,525
0.10%, 5/28/15	30,000	29,972,371
0.11%, 6/25/15	12,000	11,986,538
U.S. Treasury Notes:
0.25% - 2.38%, 10/31/14	47,000	47,129,171
Total U.S. Treasury Obligations — 7.3%		112,084,755

Repurchase Agreements
Barclays Capital, Inc., 0.22%, 9/10/14 (Purchased on 6/10/14 to be repurchased at $10,005,622, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.35% due from 4/25/34 to 1/16/44, aggregate original par and fair value of $60,764,462 and $10,963,201, respectively)	10,000	10,000,000
Total Value of Barclays Capital, Inc. (collateral value of $10,963,201)		10,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $4,503,960, collateralized by Freddie Mac Bond, 1.15% due at 5/15/44, aggregate original par and fair value of $4,915,000 and $4,817,376, respectively)	$4,500	$4,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $4,817,376)		4,500,000
Deutsche Bank Securities, Inc., 0.12%, 7/01/14 (c) (Purchased on 5/29/14 to be repurchased at $23,002,530, collateralized by various corporate/debt obligations, 0.00% due from 7/24/14 to 9/18/14, aggregate original par and fair value of $24,164,636 and $24,150,000, respectively)	23,000	23,000,000
Deutsche Bank Securities, Inc., 0.15%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $2,198,009, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.55% due from 2/15/42 to 5/15/42, aggregate original par and fair value of $5,090,655 and $2,351,860, respectively)	2,198	2,198,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $26,501,860)		25,198,000
Mizuho Securities USA, Inc., 1.11%, 8/01/14 (c) (Purchased on 3/04/13 to be repurchased at $15,238,188, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 3.00% to 8.88% due from 2/15/19 to 3/20/42, aggregate original par and fair value of $134,511,671 and $16,100,748, respectively)	15,000	15,000,000
Mizuho Securities USA, Inc., 0.12%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $2,000,007, collateralized by Fannie Mae Bonds, 5.85% to 6.40% due from 11/25/41 to 1/25/42, aggregate original par and fair value of $23,107,091 and $2,140,000, respectively)	2,000	2,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $18,240,748)		17,000,000
Wells Fargo Securities, LLC, 0.46%, 7/16/14 (Purchased on 4/16/14 to be repurchased at $8,009,302, collateralized by various corporate/debt obligations, 3.15% to 4.50% due from 8/15/21 to 12/31/49, aggregate original par and fair value of $8,853,483 and $8,400,001, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.38%, 8/07/14 (Purchased on 5/08/14 to be repurchased at $4,003,842, collateralized by various corporate/debt obligations, 3.15% to 4.88% due from 8/15/21 to 3/15/42, aggregate original par and fair value of $4,633,393 and $4,200,001, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,600,002)		12,000,000
Total Repurchase Agreements — 4.5%		68,698,000

BLACKROCK FUNDS	JUNE 30, 2014	3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Value
Total Investments (Cost — $1,523,219,067*) — 100.0%	1,523,219,067
Liabilities in Excess of Other Assets — 0.0%	(25,395)

Net Assets — 100.0%	$1,523,193,672

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,523,219,067	—	$1,523,219,067

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended June 30, 2014.

4	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.09%, 7/03/14	$18,000	$17,999,911
0.09%, 7/10/14	10,000	9,999,775
0.06%, 7/17/14	11,000	10,999,694
0.03%, 8/14/14	10,000	9,999,633
0.03%, 8/21/14	3,000	2,999,883
0.08%, 8/28/14	5,000	4,999,356
0.08%, 9/18/14	4,000	3,999,298
0.07%, 10/02/14	13,195	13,192,699
0.05%, 10/30/14	13,000	12,997,903
0.05%, 11/06/14	7,000	6,998,855
0.05%, 11/13/14	10,000	9,998,125
0.06%, 11/28/14	15,000	14,996,563
0.06%, 12/11/14	5,000	4,998,687
0.06%, 1/02/15	5,000	4,998,424
0.13%, 4/02/15	4,500	4,495,531
U.S. Treasury Notes:
0.63%, 7/15/14	5,200	5,200,966
0.50%, 8/15/14	4,000	4,002,035
0.25%, 9/15/14	9,000	9,003,791
0.25% - 2.38%, 9/30/14	10,700	10,735,133
2.38%, 10/31/14	9,201	9,271,553
0.38%, 11/15/14	11,068	11,079,951
0.25%, 11/30/14	3,500	3,502,716
0.25%, 1/15/15	5,910	5,913,801
0.25%, 1/31/15	1,727	1,728,134
0.07%, 1/31/16 (b)	3,810	3,808,531
0.09%, 4/30/16 (b)	6,845	6,845,013
Total U.S. Treasury Obligations — 54.2%		204,765,961

Repurchase Agreements
BNP Paribas Securities Corp., 0.06%, 7/03/14 (Purchased on 4/03/14 to be repurchased at $9,001,365, collateralized by various U.S. Treasury obligations, 0.00% to 0.13% due from 11/15/15 to 11/15/42, aggregate original par and fair value of $18,411,068 and $9,180,001, respectively)	9,000	9,000,000
BNP Paribas Securities Corp., 0.09%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $6,000,015, collateralized by various U.S. Treasury obligations, 0.00% to 3.50% due from 11/20/14 to 2/15/18, aggregate original par and fair value of $6,033,500 and $6,120,089, respectively)	6,000	6,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $15,300,090)		15,000,000
Citigroup Global Markets, Inc., 0.06%, 7/01/14 (Purchased on 6/24/14 to be repurchased at $6,000,070, collateralized by U.S. Treasury Bond, 4.38% due at 5/15/40, aggregate original par and fair value of $5,102,100 and $6,120,116, respectively)	6,000	6,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.07%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $4,000,008, collateralized by U.S. Treasury Bond, 4.38% due at 5/15/40, aggregate original par and fair value of $3,401,400 and $4,080,077, respectively)	$4,000	$4,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $10,200,193)		10,000,000
Credit Suisse Securities (USA) LLC, 0.06%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $22,000,037, collateralized by U.S. Treasury Inflation Indexed Notes, 0.38% to 2.50% due from 7/15/16 to 7/15/23, aggregate original par and fair value of $20,530,000 and $22,440,717, respectively)	22,000	22,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $22,440,717)		22,000,000
Deutsche Bank Securities, Inc., 0.07%, 7/03/14 (Purchased on 4/03/14 to be repurchased at $9,001,593, collateralized by various U.S. Treasury obligations, 3.13% to 3.63% due from 2/15/21 to 2/15/43, aggregate original par and fair value of $9,461,900 and $9,180,005, respectively)	9,000	9,000,000
Deutsche Bank Securities, Inc., 0.06%, 7/07/14 (c) (Purchased on 4/15/14 to be repurchased at $6,000,830, collateralized by U.S. Treasury Bonds, 3.13% to 6.25% due from 5/15/30 to 2/15/43, aggregate original par and fair value of $6,303,800 and $6,120,003, respectively)	6,000	6,000,000
Deutsche Bank Securities, Inc., 0.05%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $13,000,018, collateralized by U.S. Treasury Note, 3.63% due at 2/15/21, aggregate original par and fair value of $11,908,200 and $13,260,003, respectively)	13,000	13,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $28,560,011)		28,000,000
HSBC Securities (USA) Inc., 0.06%, 7/01/14 (d) (Purchased on 1/27/14 to be repurchased at $20,005,167, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/28 to 11/15/40, aggregate original par and fair value of $38,201,125 and $20,400,741, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $20,400,741)		20,000,000

BLACKROCK FUNDS	JUNE 30, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.07%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $25,000,049, collateralized by U.S. Treasury Strips, 0.00% due from 5/15/38 to 5/15/40, aggregate original par and fair value of $61,504,000 and $25,501,740, respectively)	$25,000	$25,000,000
Total Value of JPMorgan Securities LLC (collateral value of $25,501,740)		25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $8,000,013, collateralized by U.S. Treasury Notes, 0.63% to 2.13% due from 5/31/15 to 11/30/17, aggregate original par and fair value of $8,070,800 and $8,160,045, respectively)	8,000	8,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $8,160,045)		8,000,000
Morgan Stanley & Co. LLC, 0.09%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $15,000,038, collateralized by various U.S. Treasury obligations, 0.00% to 2.75% due from 1/15/20 to 5/15/44, aggregate original par and fair value of $12,369,995 and $15,300,086, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,086)		15,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.08%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $10,000,022, collateralized by U.S. Treasury Bonds, 1.13% due at 4/30/20, aggregate original par and fair value of $10,618,200 and $10,200,000, respectively)	$10,000	$10,000,000
Total Value of SG Americas Securities LLC (collateral value of $10,200,000)		10,000,000
UBS Securities LLC, 0.07%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $25,308,049, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 3/31/15 to 5/15/37, aggregate original par and fair value of $27,936,435 and $25,814,186, respectively)	25,308	25,308,000
Total Value of UBS Securities LLC (collateral value of $25,814,186)		25,308,000
Total Repurchase Agreements — 47.2%		178,308,000
Total Investments (Cost — $383,073,961*) — 101.4%		383,073,961
Liabilities in Excess of Other Assets — (1.4)%		(5,296,277)

Net Assets — 100.0%		$377,777,684

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$383,073,961	—	$383,073,961

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS	JUNE 30, 2014	7

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 2.5%
Phoenix Civic Improvement Corp. RB (Airport Revenue Project) Series 2014 TECP (Bank of America N.A. LOC), 0.08%, 10/01/14	$800	$800,000
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	100	100,000
Pima County COP Series 2014 MB, 2.00%, 12/01/14	100	100,739
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.09%, 7/07/14 (a)	200	200,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.09%, 7/07/14 (a)	1,905	1,905,000

		3,105,739
Arkansas — 1.4%
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	500	503,595
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	100,000
University of Arkansas RB (Athletic Facilities Fayetteville Project) Series 2011 MB, 2.00%, 9/15/14	1,000	1,003,855
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	100	101,648

		1,709,098
California — 7.4%
Alvord Unified School District GO (2007 Election Project) SPEARS Series 2011B-DBE-1255 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 7/07/14 (a)(b)(c)	1,660	1,660,000
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.09%, 7/07/14 (a)(b)(c)	830	830,000
California Public Works Board Lease Revenue RB SPEARS Series 2014A-DBE-1297 VRDN (Deutsche Bank A.G. Guaranty), 0.10%, 7/07/14 (a)(b)(c)	375	375,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 7/07/14 (a)(b)(c)	500	500,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 7/07/14 (a)(b)(c)	5,760	5,760,000

		9,125,000
Connecticut — 2.0%
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 2005D-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 7/07/14 (a)	1,900	1,900,000
Derby GO Series 2014 BAN, 0.50%, 9/05/14	300	300,166
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	210	210,142

		2,410,308

Municipal Bonds	Par (000)	Value
District of Columbia — 0.5%
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.09%, 7/07/14 (a)(b)(c)	$600	$600,000
Florida — 2.6%
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 7/07/14 (a)(b)(c)	3,200	3,200,000
Georgia — 1.2%
Georgia GO Series 2010C-1 MB, 5.00%, 10/01/14	100	101,224
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.16%, 7/07/14 (a)	810	810,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	515	539,444

		1,450,668
Idaho — 0.6%
Idaho Bond Bank Authority RB Series 2014A MB, 2.00%, 9/15/14	700	702,730
Illinois — 7.0%
Chicago GO SPEARS Series 2007A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.16%, 7/07/14 (a)(b)(c)	450	450,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.08%, 7/07/14 (a)(b)(c)	100	100,000
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 7/01/14 (a)	2,700	2,700,000
Illinois Finance Authority RB (OSF Healthcare System Project) SPEARS Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 7/07/14 (a)(b)(c)	845	845,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/07/14 (a)	1,335	1,335,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.07%, 7/07/14 (a)(b)(c)	3,000	3,000,000
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	200	204,568

		8,634,568
Indiana — 0.2%
Indiana Transportation Finance Authority RB Series 2004B MB, 5.50%, 12/01/14	200	204,341
Iowa — 3.7%
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	700	724,414
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.16%, 7/07/14 (a)	3,400	3,400,000

8	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.05%, 7/01/14 (a)	$400	$400,000

		4,524,414
Kansas — 1.5%
Leawood GO Series 2013-1, 1.25%, 9/01/14	1,800	1,803,028
Kentucky — 0.9%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	800	805,234
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	100	101,706
University of Kentucky RB Series 2014D MB, 5.00%, 10/01/14 (d)	200	201,716

		1,108,656
Louisiana — 0.8%
Louisiana GO Series 2012A MB, 5.00%, 8/01/14	100	100,411
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.04%, 7/07/14 (a)	900	900,000

		1,000,411
Maryland — 0.8%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 7/07/14 (a)	1,000	1,000,000
Massachusetts — 1.4%
Massachusetts Water Pollution Abatement Trust RB Series 2004A MB, 5.25%, 8/01/14	1,165	1,170,047
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	190	191,477
Salem GO (State Aid Anticipation Notes Project) Series 2014:
0.75%, 12/03/14	120	120,283
1.00%, 12/03/14	100	100,316
Taunton GO (State Qualified Municipal Loan Project) Series 2014 MB, 2.00%, 3/01/15	140	141,631

		1,723,754
Michigan — 2.6%
Michigan HDA RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/01/14 (a)	1,000	1,000,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.08%, 7/01/14 (a)	1,650	1,650,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 7/07/14 (a)	500	500,000

		3,150,000
Minnesota — 0.5%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	100	100,000
Minneapolis St. Paul Metropolitan Airports Commission RB Series 2005A MB, 5.00%, 1/01/15	100	102,361

Municipal Bonds	Par (000)	Value
Minnesota (concluded)
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	$350	$356,993

		559,354
Mississippi — 1.4%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 7/01/14 (a)	1,700	1,700,000
Missouri — 1.5%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.04%, 7/01/14 (a)	1,900	1,900,000
Nebraska — 0.5%
Nebraska COP Series 2010B MB, 1.20%, 9/15/14	400	400,783
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	200	202,425

		603,208
Nevada — 3.1%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,400,000
Clark County Highway Improvement Revenue RB (Indexed Fuel Tax & Motor Vehicle Fuel Tax Project) SPEARS Series 2014A-DBE-1283 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 7/07/14 (a)(b)(c)	865	865,000
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	180	180,000
Nevada RB Series 2013 MB, 4.00%, 6/01/15	300	310,494

		3,755,494
New Hampshire — 0.5%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	600	602,384
New Jersey — 4.3%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	200	200,212
Cape May GO Series 2013, 1.00%, 7/18/14	500	500,134
Cranford Township GO Series 2014 BAN:
1.00%, 1/30/15	100	100,337
1.00%, 5/22/15	205	206,126
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,100	1,101,388
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	200	200,133
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	300,726
Galloway Township GO Series 2013A, 1.00%, 12/18/14	600	601,611
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15 (d)	700	708,946
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	500	503,152
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	170	171,021
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	114	113,525
Union Township GO 2014 BAN, 1.00%, 6/02/15	300	301,565

BLACKROCK FUNDS	JUNE 30, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	$200	$200,889

		5,209,765
New Mexico — 0.3%
Farmington Municipal School District Number 5 GO (School Building Project) Series 2014A MB, 2.00%, 9/01/14	400	401,177
New York — 2.6%
Nassau County IDRB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.05%, 7/07/14 (a)	250	250,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.03%, 7/01/14 (a)	330	330,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/07/14 (a)	2,600	2,600,000

		3,180,000
North Carolina — 3.1%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	103,835
Mecklenburg County GO Series 2005C MB, 5.00%, 2/01/15	120	123,321
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.05%, 7/07/14 (a)	2,800	2,800,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	170	175,316
Trinity GO (Sanitary Sewer Project ) Series 2014 BAN, 1.00%, 10/22/14	600	601,115

		3,803,587
Ohio — 3.1%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	600	604,605
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,447
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	200	200,117
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	150	150,896
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/14 (a)	2,700	2,700,000

		3,756,065
Oregon — 0.5%
Portland GO (Sellwood Bridge Project) Series 2014 MB, 5.00%, 6/01/15	600	626,549
Pennsylvania — 12.7%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	1,600	1,600,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 7/07/14 (a)	5,390	5,390,000
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	$1,900	$1,900,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 7/07/14 (a)	1,000	1,000,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/14 (a)	870	870,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/14 (a)	500	500,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 7/07/14 (a)	355	355,000

		15,615,000
South Carolina — 0.1%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	76,523
Tennessee — 0.3%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.12%, 7/07/14 (a)	420	420,000
Texas — 6.0%
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	50,991
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	100	101,288
Houston Airport System Revenue RB Series 2011A AMT MB, 5.00%, 7/01/14	2,400	2,400,000
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	700	716,766
Houston Utility System RB (First Lien Project) Series 2007A MB, 5.00%, 11/15/14	105	106,834
San Antonio Airport System Series 2012 MB, 4.00%, 7/01/14	300	300,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.06%, 7/07/14 (a)	10	10,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Educational Facilities Project) Series 2008 MB (Scott and White Memorial Hospital Corporate Underlier), 5.00%, 8/15/14	100	100,589
Tarrant County Cultural Education Facilities Finance Corp. RB Series 2013 MB (Methodist Hospital of Dallas Corporate Underlier), 2.00%, 10/01/14	100	100,452
Texas RB Series 2013 TRAN, 2.00%, 8/28/14	1,960	1,965,971
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 7/07/14 (a)(b)(c)	1,400	1,400,000
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	100	100,590

		7,353,481

10	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah — 5.3%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 7/01/14 (a)	$3,000	$3,000,000
Nebo School District GO (School Building Project) Series 2014B MB, 2.00%, 7/01/14	320	320,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.08%, 7/07/14 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2004A MB, 5.00%, 7/01/14	65	65,000

		6,435,000
Virginia — 0.7%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 1/26/15 (a)	900	900,000
Washington — 0.1%
Seattle Port GO Series 2011 MB, 5.00%, 12/01/14	150	153,023
Wisconsin — 5.5%
Germantown GO Series 2014A MB, 2.00%, 3/01/15	185	187,157
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 1/26/15 (a)	570	570,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.11%, 8/12/14	6,000	6,000,000

		6,757,157
Total Municipal Bonds — 89.2%		109,260,482

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 5.3%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 7/07/14	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank Trust Co. Liquidity Facility), 0.18%, 7/07/14	1,000	1,000,000
New Jersey — 6.5%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/07/14	6,000	6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/07/14	2,000	2,000,000
Ohio — 0.5%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 7/07/14	600	600,000
Total Closed-End Investment Companies — 12.3%		15,100,000
Total Investments (Cost — $124,360,482*) — 101.5%		124,360,482
Liabilities in Excess of Other Assets — (1.5)%		(1,892,655)

Net Assets — 100.0%		$122,467,827

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	JUNE 30, 2014	11

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$124,360,482	—	$124,360,482

[1]	See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $106,463 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

12	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 89.3%
Bergen County GO Series 2009A MB, 3.25%, 11/01/14	$100	$101,045
Branchburg Township GO Series 2013 BAN, 1.00%, 10/09/14	695	696,165
Cape May GO Series 2013, 1.00%, 7/18/14	200	200,054
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	800	802,694
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.05%, 7/07/14 (a)	1,200	1,200,000
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,200	1,201,514
East Hanover Township GO Series 2013 BAN, 1.25%, 11/25/14	400	401,121
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	300,726
Franklin Lakes GO Series 2013 BAN, 1.00%, 10/24/14	660	661,428
Hawthorne GO Series 2013 BAN, 1.50%, 10/31/14	300	300,846
Hillsborough Township GO Series 2013B BAN, 1.00%, 12/12/14	370	370,494
Lower Township GO Series 2013A BAN, 1.00%, 8/07/14	600	600,199
Maplewood Township GO Series 2014 BAN, 1.00%, 7/02/15	300	301,641
Metuchen GO Series 2014A BAN, 1.00%, 12/18/14	1,500	1,504,892
Metuchen GO Series 2014B BAN, 1.50%, 12/18/14	100	100,418
Montclair Township GO Series 2014 BAN, 1.00%, 11/07/14	270	270,434
Montville Township GO Series 2013 BAN, 1.25%, 10/10/14	200	200,385
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14 (a)(b)(c)	500	500,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 7/07/14 (a)	750	750,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 7/07/14 (a)	1,145	1,145,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 7/07/14 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN, 0.15%, 7/07/14 (a)	760	760,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.06%, 7/07/14 (a)(b)(c)	1,515	1,515,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/07/14 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 7/07/14 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (a)	$3,460	$3,460,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 7/07/14 (a)(b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.09%, 7/07/14 (a)	700	700,000
New Jersey State Educational Facilities Authority RB (Princeton University Project) Municipal Trust Receipts Floaters Series 2014A-4741 VRDN (Bank of America N.A. SBPA), 0.06%, 7/07/14 (a)(b)(c)	665	665,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) SPEARS Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 7/07/14 (a)(b)(c)	6,000	6,000,000
Ocean City GO Series 2014 BAN, 1.00%, 9/10/14	500	500,557
Ramsey School District GO Series 2013, 1.25%, 7/18/14	300	300,076
Union Township GO Series 2013A BAN, 1.00%, 8/08/14	500	500,207
Vernon Township GO Series 2014 BAN, 1.00%, 3/27/15	890	893,653
Verona Township GO Series 2013 BAN, 1.00%, 7/25/14	500	500,203
West Orange Township GO (Tax Appeal Project) Series 2013, 1.25%, 12/18/14	500	501,507
Total Municipal Bonds — 89.3%		31,705,259

Closed-End Investment Companies (a)(b)
New Jersey — 11.3%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/07/14	2,000	2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/07/14	2,000	2,000,000
Total Closed-End Investment Companies — 11.3%		4,000,000
Total Investments (Cost — $35,705,259*) — 100.6%		35,705,259
Liabilities in Excess of Other Assets — (0.6)%		(202,088)

Net Assets — 100.0%		$35,503,171

BLACKROCK FUNDS	JUNE 30, 2014	13

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$35,705,259	—	$35,705,259

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $283,169 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

14	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 96.0%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	$100	$103,835
Buncombe County Metropolitan Sewerage District RB Series 2014 MB, 2.00%, 7/01/15	425	432,722
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 7/07/14 (a)	550	550,000
Charlotte Water & Sewer System Revenue RB Series 2009B MB, 5.00%, 7/01/14	2,325	2,325,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.08%, 7/07/14 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.12%, 7/07/14 (a)(b)(c)	8,600	8,600,000
Durham RB Series 2010A MB, 4.00%, 10/01/14	200	201,940
Fayetteville Public Works Commission RB (Public Works Commission Project) Series 2009A MB, 5.00%, 3/01/15	325	335,256
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	750	757,347
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 1/26/15 (a)	5,420	5,420,000
Mecklenburg County GO Series 2009A MB, 3.00%, 8/01/14	250	250,613
New Hanover County RB Series 2012 MB, 2.00%, 12/01/14	150	151,162
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 7/07/14 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.12%, 7/07/14 (a)	1,900	1,900,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 7/07/14 (a)	2,100	2,100,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.03%, 7/07/14 (a)	$2,095	$2,095,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (a)	1,500	1,500,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN, 0.06%, 7/07/14 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.03%, 7/01/14 (a)	1,800	1,800,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.04%, 7/07/14 (a)	2,050	2,050,000
Orange County Public Facilities RB Series 2011 MB, 2.50%, 10/01/14	500	502,836
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.05%, 7/07/14 (a)	1,000	1,000,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 7/07/14 (a)	940	940,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 1/26/15 (a)	600	600,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 7/07/14 (a)(b)(c)	2,000	2,000,000
Trinity GO (Sanitary Sewer Project ) Series 2014 BAN, 1.00%, 10/22/14	2,500	2,504,644
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.03%, 7/07/14 (a)	3,695	3,695,000
University of North Carolina At Chapel Hill RB Series 2009A MB, 3.00%, 12/01/14	100	101,148
Total Investments (Cost — $46,161,503*) — 96.0%		46,161,503
Other Assets Less Liabilities — 4.0%		1,937,093

Net Assets — 100.0%		$48,098,596

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	JUNE 30, 2014	15

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$46,161,503	—	$46,161,503

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $43,427 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

16	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 90.4%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.04%, 7/01/14 (a)	$4,400	$4,400,000
Beachwood GO Series 2013 BAN, 1.00%, 8/06/14	1,010	1,010,714
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	230	231,765
Butler County GO Series 2013 BAN, 0.40%, 7/31/14	1,800	1,800,000
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.08%, 7/07/14 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.08%, 7/07/14 (a)	3,100	3,100,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 5.00%, 1/01/15	470	481,284
Columbus Regional Airport Authority RB SPEARS Series 2007DB-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 7/07/14 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/07/14 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.08%, 7/07/14 (a)(b)(c)	420	420,000
Independence GO Series 2014 BAN, 1.00%, 4/15/15	1,000	1,006,060
Lakewood GO Series 2014 BAN, 1.00%, 4/10/15	2,000	2,011,587
Mason GO (Building Acquisition Project) Series 2013 BAN, 1.25%, 12/16/14	855	858,883
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 7/01/14 (a)	300	300,000
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.08%, 7/07/14 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/07/14 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 7/07/14 (a)	600	600,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.05%, 7/07/14 (a)	$2,010	$2,010,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.03%, 7/07/14 (a)	6,600	6,600,000
Ohio GO (Job Ready Site Development Project) Series 2013A MB, 2.00%, 11/01/14	620	623,621
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	210	211,234
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/14 (a)	1,400	1,400,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 7/01/14 (a)	3,800	3,800,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.03%, 7/01/14 (a)	1,400	1,400,000
Ohio Housing Finance Agency MRB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 7/07/14 (a)	700	700,000
Ohio State University RB Series 2008B VRDN, 0.05%, 7/07/14 (a)	2,600	2,600,000
Strongsville GO (Various Purposes Project) Series 2013 BAN, 1.00%, 10/21/14	1,785	1,788,817
Strongsville GO Series 2011 MB, 2.00%, 12/01/14	55	55,409
Total Municipal Bonds — 90.4%		46,699,374

Closed-End Investment Companies
Ohio — 4.6%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 7/07/14 (a)(b)	2,400	2,400,000
Total Investments (Cost — $49,099,374*) — 95.0%		49,099,374
Other Assets Less Liabilities — 5.0%		2,582,795

Net Assets — 100.0%		$51,682,169

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	JUNE 30, 2014	17

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$49,099,374	—	$49,099,374

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $48,975 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

18	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 96.0%
Abington School District GO Series 2007 MB, 5.50%, 10/01/14	$100	$101,305
Allegheny County Higher Education Building Authority RB (Carnegie Mellon University Project) Series 2012A MB, 5.00%, 3/01/15	125	128,989
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	8,170	8,170,000
Avon Grove School District GO Series 2010A MB, 2.00%, 8/15/14	100	100,198
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 7/07/14 (c)	655	655,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/14 (c)	3,950	3,950,000
Bucks County GO Series 2013 MB, 3.00%, 12/01/14	250	252,901
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (c)	1,400	1,400,000
Bucks County Water & Sewer Authority RB Series 2006 MB, 5.00%, 6/01/15	1,190	1,241,801
Carlisle Area School District GO Series 2014 MB, 0.25%, 3/01/15 (d)	735	735,000
Center City District RB (Business Improvement Assessment Project) Series 2004 MB, 4.00%, 12/01/14	150	152,348
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	2,400	2,400,000
Chester County GO Series 2009C MB, 2.50%, 7/15/14	310	310,259
Chester County IDRB (University Student Housing Project) Series 2008A-2 VRDN (TD Bank N.A. LOC), 0.06%, 7/07/14 (c)	1,500	1,500,000
Chester County School Authority RB (School Intermediate Unit Project) Series 2014 MB, 1.00%, 4/01/15 (d)	1,690	1,700,275
Coatesville School District GO Series 2004 MB, 5.25%, 8/15/14 (e)	3,200	3,219,985
Council Rock School District GO Series 2006A MB (AGM Insurance), 4.00%, 2/15/15	100	102,293
Council Rock School District GO Series 2014C MB, 2.00%, 11/15/14	4,700	4,732,863
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 7/07/14 (c)	5,950	5,950,000
Delaware County Authority RB (Villanova University Project) Series 2010 MB, 4.00%, 12/01/14	400	406,370
Delaware County IDRB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.10%, 7/07/14 (c)	2,815	2,815,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.09%, 7/07/14 (c)	1,900	1,900,000
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.05%, 7/07/14 (c)	2,600	2,600,000
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.05%, 7/07/14 (c)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Downingtown Area School District GO Series 2009AA MB, 5.00%, 11/01/14	$900	$914,554
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.05%, 7/07/14 (c)	900	900,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.05%, 7/07/14 (c)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.05%, 7/07/14 (c)	12,600	12,600,000
Franklin County GO Series 2014A MB, 2.00%, 4/01/15 (d)	395	400,163
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 7/07/14 (c)	1,160	1,160,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 7/01/14 (c)	6,900	6,900,000
Great Valley School District GO Series 2014 MB, 1.00%, 11/01/14 (d)	785	787,143
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.06%, 7/07/14 (c)	510	510,000
Hempfield School District GO Series 2009A MB, 4.00%, 10/15/14	150	151,645
Hempfield School District GO Series 2014 MB, 1.00%, 10/15/14	220	220,527
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 7/07/14 (c)	515	515,000
Lehigh County GO Series 2011 MB, 4.00%, 11/15/14	2,400	2,434,370
Lower Allen Township GO Series 2014 MB, 1.00%, 11/15/14	500	501,301
Lower Merion School District GO Series 2007 MB, 3.85%, 9/01/14	100	100,604
Lower Merion Township GO Series 2009 MB, 4.00%, 7/15/14 (e)	100	100,142
Lower Merion Township GO Series 2012A MB, 2.00%, 1/01/15	360	362,982
Lower Moreland Township School District GO Series 2014 MB, 3.00%, 2/15/15	490	498,580
Mechanicsburg Area School District GO Series 2009 MB, 3.00%, 8/15/14	200	200,678
Methacton School District GO Series 2012A MB, 0.45%, 9/15/14	400	400,057
Middletown Township GO Series 2014 MB, 0.20%, 10/15/14	230	230,000
Montgomery County GO Series 2006 MB, 4.00%, 10/15/14 (f)	20	20,217
Montgomery County GO Series 2006A MB, 4.00%, 10/15/14 (f)	105	106,149
Montgomery County GO Series 2009A MB, 4.00%, 12/01/14 (e)	320	325,243
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 7/07/14 (c)	1,175	1,175,000
Pennsbury School District GO Series 2013A MB, 1.00%, 8/01/14	235	235,145
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14 (a)(b)(c)	27,685	27,685,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 7/07/14 (c)	10,200	10,200,000

BLACKROCK FUNDS	JUNE 30, 2014	19

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Forum Place Project) SPEARS Series 2012DBE-1254 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.01%, 7/07/14 (a)(b)(c)	$13,745	$13,745,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 7/07/14 (c)	3,600	3,600,000
Pennsylvania Economic Development Financing Authority RB Series 2012A MB:
4.00%, 7/01/14	2,525	2,525,000
3.00%, 1/01/15	420	425,874
Pennsylvania GO Series 2004-3 MB:
5.25%, 7/01/14	275	275,000
5.00%, 9/01/14	605	609,840
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	265	277,754
Pennsylvania GO Series 2005-2 MB, 5.00%, 1/01/15	200	204,774
Pennsylvania GO Series 2007A-1 MB, 5.00%, 11/01/14	985	1,000,863
Pennsylvania GO Series 2007A-2 MB, 3.45%, 8/01/14	150	150,420
Pennsylvania GO Series 2008-1 MB, 5.00%, 5/15/15	150	156,189
Pennsylvania GO Series 2009-1 MB, 5.00%, 3/15/15	400	413,552
Pennsylvania GO Series 2012-1 MB, 5.00%, 7/01/14	200	200,000
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 7/07/14 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.07%, 7/07/14 (c)	385	385,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/07/14 (c)	2,000	2,000,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/07/14 (c)	7,340	7,340,000
Pennsylvania Higher Education Assistance Agency RB (Refunding Capital Acquisition Project) Series 2012 MB, 0.60%, 12/15/14	100	100,095
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/14	245	247,844
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (c)	900	900,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 7/07/14 (c)	1,350	1,350,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pennsylvania Health System Project) Series 2005B MB, 3.62%, 8/15/14	430	431,859
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/07/14 (a)(b)(c)	1,605	1,605,000
Pennsylvania State Turnpike Commission RB (Capital Appreciation Motor License Fund Project) SPEARS Series 2014DBE-1309 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 7/07/14 (a)(b)(c)	6,480	6,480,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State Turnpike Commission RB (Motor License Fund Project) SPEARS Series 2012B-1179 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 7/07/14 (a)(b)(c)	$3,675	$3,675,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/07/14 (a)(b)(c)	630	630,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/14	225	226,417
Pennsylvania State University RB Series 2009A MB, 5.00%, 3/01/15	425	438,578
Pennsylvania Turnpike Commission RB Municipal Trust Receipts Floaters Series 2010-3225 VRDN (Morgan Stanley Bank SBPA), 0.38%, 7/07/14 (a)(b)(c)	1,600	1,600,000
Pennsylvania Turnpike Commission RB Series 2009B MB, 5.00%, 12/01/14	1,265	1,290,395
Pennsylvania Turnpike Commission RB Series 2014B-1 MB, 0.11%, 6/01/15 (c)	8,180	8,180,000
Pennsylvania Turnpike Commission RB Series 2014B-2 MB, 0.11%, 6/01/15 (c)	5,600	5,600,000
Perkiomen Valley School District GO Series 2014 MB, 2.00%, 11/15/14	335	337,141
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/07/14 (c)	19,800	19,800,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/07/14 (c)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 7/07/14 (c)	2,215	2,215,000
Philadelphia Gas Works RB Series 2009C-8 VRDN (Barclays Bank PLC LOC), 0.05%, 7/07/14 (c)	7,000	7,000,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.05%, 7/07/14 (c)	8,900	8,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 7/07/14 (c)	16,500	16,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/14 (c)	970	970,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.05%, 7/07/14 (c)	2,950	2,950,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank PLC LOC), 0.05%, 7/07/14 (c)	12,400	12,400,000
Radnor Township School District GO Series 2014 MB, 1.00%, 4/01/15 (d)	955	960,940
Red Lion Area School District GO Series 2014 MB, 1.00%, 2/01/15	735	738,151
Seneca Valley School District GO Series 2008 MB, 5.00%, 7/01/14	155	155,000
Souderton Area School District GO Series 2009 MB, 4.00%, 11/01/14	150	151,847
Souderton Area School District GO Series 2009AA MB, 5.00%, 9/01/14	150	151,186
Southmoreland School District GO Series 2014A MB, 1.00%, 10/01/14	1,185	1,187,490
Springfield Township School District GO Series 2011MB, 2.00%, 11/15/14	100	100,651
University of Pittsburgh RB (Capital Project) Series 2009B MB, 5.00%, 9/15/14	680	686,775

20	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
University of Pittsburgh RB Series 2009A MB:
3.50%, 9/15/14	$425	$427,852
5.00%, 9/15/14	150	151,481
University of Pittsburgh RB Series 2014 TECP, 0.07%, 9/02/14	8,300	8,300,000
Warwick School District GO Series 2014A MB, 1.00%, 3/01/15	805	809,008
West Chester Area School District GO Series 2006 MB, 4.00%, 4/15/15	400	411,788
West Pikeland Township GO Series 2013 MB, 2.00%, 12/15/14	190	191,471
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 7/07/14 (c)	185	185,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Honeywell International, Inc. Corporate Underlier), 0.10%, 7/07/14 (c)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 7/07/14 (c)	850	850,000
Total Municipal Bonds — 96.0%		274,904,322

Closed-End Investment Companies (a)(c)	Par (000)	Value
Pennsylvania — 5.6%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/07/14	$5,000	$5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/07/14	11,000	11,000,000
Total Closed-End Investment Companies — 5.6%		16,000,000
Total Investments (Cost — $290,904,322*) — 101.6%		290,904,322
Liabilities in Excess of Other Assets — (1.6)%		(4,685,590)

Net Assets — 100.0%		$286,218,732

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security is collateralized by Municipal or US Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	JUNE 30, 2014	21

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$290,904,322	—	$290,904,322

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $100,831 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

22	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 98.4%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/14 (a)	$515	$515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.06%, 7/07/14 (a)	750	750,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 7/07/14 (a)	600	600,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.04%, 7/07/14 (a)	3,850	3,850,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.06%, 7/07/14 (a)	400	400,000
Fauquier County GO (School Buildings Project) Series 2006 MB, 5.00%, 7/01/14	200	200,000
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.06%, 7/07/14 (a)	725	725,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.03%, 7/07/14 (a)	800	800,000
Harrisonburg GO (Public Improvement Project) Series 2014B MB, 2.00%, 7/15/14	450	450,322
Henrico County GO (Public Improvement Project) Series 2005 MB, 5.00%, 7/15/14	800	801,501
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.06%, 7/07/14 (a)	800	800,000
Loudoun County GO Series 2005A MB, 5.00%, 7/01/14	450	450,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.04%, 7/07/14 (a)	600	600,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.16%, 7/07/14 (a)	200	200,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.03%, 7/01/14 (a)	650	650,000
Richmond IDRB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 8/15/14 (a)	620	620,000
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.08%, 7/07/14 (a)	455	455,000
Upper Occoquan Sewage Authority RB Series 2005 MB, 5.00%, 7/01/15 (b)	300	314,532
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.06%, 7/07/14 (a)	300	300,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	$1,000	$1,015,072
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	700	728,227
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/14 (a)	1,000	1,000,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/14 (a)	150	150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.11%, 7/07/14 (a)(c)(d)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	500	511,359
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14 (a)(c)(d)	2,350	2,350,000
Virginia Public Building Authority RB (Public Facilities Project) Series 2006B MB, 5.00%, 8/01/14	200	200,817
Virginia Public School Authority RB (School Financing 1997 Project) Series 2009B-1 MB, 2.50%, 8/01/14	250	250,505
Virginia Public School Authority RB (School Financing 1997 Resolution Project) Series 2005B MB, 5.25%, 8/01/14	300	301,288
Virginia Resources Authority RB (Clean Water Project) Series 2007 MB, 5.00%, 10/01/14	435	440,236
Virginia Resources Authority RB (Pooled Financing Project) Series 2013A MB, 2.00%, 11/01/14	200	201,202
Virginia Resources Authority RB (Unrefunded Balance Project) Series 2011A MB, 5.00%, 11/01/14	100	101,592
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.06%, 7/07/14 (a)	300	300,000
Total Investments (Cost — $23,031,653*) — 98.4%		23,031,653
Other Assets Less Liabilities — 1.6%		365,008

Net Assets — 100.0%		$23,396,661

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

BLACKROCK FUNDS	JUNE 30, 2014	23

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$23,031,653	—	$23,031,653

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, cash of $296,403 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

24	BLACKROCK FUNDS	JUNE 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	August 26, 2014

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